Income Taxes - Composition of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets - noncurrent:
Net operating tax losses carry forwards	¥ 67,468	¥ 69,061
Allowances of doubtful accounts	16,108	11,656
Investment loss	7,263	1,747
Others	2,550
Total deferred tax assets	93,389	82,464
Less: valuation allowance	(93,237)	(79,533)
Total deferred tax assets, net	152	2,931
Deferred tax liabilities - noncurrent:
Unrealized investment gain	(152)	(2,931)
Total deferred tax liabilities	(152)	(2,931)
Accumulated operating losses	417,000	¥ 408,000
Accumulated operating losses expire in 2025	54,000
Accumulated operating losses expire in 2026	53,000
Accumulated operating losses expire in 2027	51,000
Accumulated Operating Losses Expire In 2028	28,000
Operating Loss Carry Forwards Expire After 2028	¥ 231,000
HNTE
Deferred tax liabilities - noncurrent:
Operating loss carryforward period before legislative release in 2018	5 years
Operating loss carryforward period after legislative release in 2018	10 years